Angel Oak Mortgage Trust 2024-4 ABS-15G

Exhibit 99.57

Data Compare
Run Date - 03/20/2024 11:27:11 AM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value	Comment
XXX	2024040612	XXX	XXX		20511101	Verified w/ note
XXX	2024040612	XXX	XXX		20211013	Verified
XXX	2024040612	XXX	XXX	XXX	14715 Avenue #256	Verified w/ note
XXX	2024040612	XXX	XXX		Non-QM	Verified
XXX	2024040612	XXX	XXX		0.45636	Tape data is XXX. Audited data is XXX DTI is verified per the income calculation. Total debt XXX / total qualifying income XXX.
XXX	2024040613	XXX	XXX	XXX	Attached	Per appraisal the subject is an attached XXX
XXX	2024040613	XXX	XXX	XXX	N	XXX Program
XXX	2024040613	XXX	XXX		0.990	DSCR: Market Rent-XXX XXX
XXX	2024040613	XXX	XXX	XXX	0.085	Verified
XXX	2024040613	XXX	XXX		20520701	verified
XXX	2024040613	XXX	XXX		20220621	verified
XXX	2024040613	XXX	XXX	XXX	3,167.92	Verified
XXX	2024040613	XXX	XXX		Exempt	verified
XXX	2024040614	XXX	XXX		20520701	Verified
XXX	2024040614	XXX	XXX		20220628	Verified
XXX	2024040614	XXX	XXX		Non-QM	Verified pts and fees fail
XXX	2024040614	XXX	XXX		0.46811
XXX	2024040697	XXX	XXX		1.650	Original Data is blank - verified with appraisal & 1008.
XXX	2024040697	XXX	XXX		20510901
XXX	2024040697	XXX	XXX	XXX	1,490.53	Original Data PITIA is correct. Audited Data is missing insurance, taxes & HOA fees.
XXX	2024040697	XXX	XXX		Hard	verified
XXX	2024040697	XXX	XXX	XXX	Exempt	verified Business Purpose
XXX	2024040696	XXX	XXX		1.030	DSCR is XXX based on the verified Mortgage Payment PITIA of XXX and Monthly Rental Income amount of XXX Rounded.
XXX	2024040696	XXX	XXX		20511001
XXX	2024040696	XXX	XXX		Hard	Prepayment Penalty verified with Prepayment Addendum to Note.
XXX	2024040696	XXX	XXX	XXX	Exempt	Verified